Label	Element	Value
Gotham Absolute 500 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001388485_SupplementTextBlock

GOTHAM ABSOLUTE 500 FUND

Institutional Class Shares

OF

FUNDVANTAGE TRUST

(the “Trust”)

Supplement dated December 8, 2015 to the Gotham Absolute 500 Fund’s (the “Fund”) Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) dated August 1, 2015, each as may be amended or supplemented from time to time

The information in this supplement updates and amends certain information contained in the Prospectus, Summary Prospectus and SAI for the Fund and should be read in conjunction with such documents.

Risk/Return [Heading]	rr_RiskReturnHeading	Gotham Absolute 500 Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Reduction in Investment Advisory Fee and Expense Limitation for the Fund

Effective as of December 7, 2015, the Board of Trustees of the Trust has approved a reduction in the investment advisory fee payable by the Fund to Gotham Asset Management, LLC (“Gotham” or the “Adviser”) from an annual rate of 2.00% to 1.50% of the Fund’s average daily net assets.  Effective as of the same date, Board also approved a corresponding reduction in the Fund’s Expense Limitation (defined below) from an annual rate of 2.25% to 1.75% of the Fund’s average daily net assets.  The Expense Limitation was also extended to January 31, 2019.  The Fund’s Prospectus, Summary Prospectus, and SAI are hereby amended to reflect these changes.

Additionally, the fee table and accompanying footnotes with respect to the Fund under the heading “Annual Fund Operating Expenses” and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses shown above have been restated to reflect a reduction in the Fund’s contractual advisory fee and Expense Limitation (defined below).
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Gotham Absolute 500 Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%	[1]
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	1.88%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	2.04%
Other Expenses	rr_OtherExpensesOverAssets	3.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.42%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.79%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	3.63%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 365
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,112
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,236
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,006

[1]	Expenses shown above have been restated to reflect a reduction in the Fund's contractual advisory fee and Expense Limitation (defined below). Prior to December 7, 2015, the Management Fee and Expense Limitation were (on an annual basis), 2.00% and 2.25%, respectively, of the average daily net assets of the Fund.
[2]	Gotham Asset Management, LLC ("Gotham" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (exclusive of taxes, "Acquired Fund" fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.75% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.